Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended
	December 31,	December 31,
	2021	2020
Short-term benefits	$3,879	$2,147
Share-based payments	2,428	1,275
Total	$6,307	$3,422